Summary of Significant Accounting Policies - Revenue and Accounts Receivable - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization And Summary Of Significant Accounting Policies [Line Items]
Weighted Average, Remaining Contract, Term		4 years
Capitalized contract costs	$ 23,818	$ 23,818	$ 18,954
Sales incentives amortization expense		$ 22,675	$ 23,671	$ 17,138
Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated life of relevant customer relationship	1 year	1 year
Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Estimated life of relevant customer relationship	5 years	5 years
Landfill and Transfer Station [Member] | Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Standard customer service agreement period		1 year
Landfill and Transfer Station [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Standard customer service agreement period		10 years
Collection [Member] | Minimum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Standard customer service agreement period		1 year
Collection [Member] | Maximum [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Standard customer service agreement period		3 years